Business Combinations - Assets Acquired and Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill on acquisition	€ 4,629.1		€ 4,541.1
Berliner Glas
Business Acquisition [Line Items]
Cash and cash equivalents		€ 30.3
Accounts receivable, net		21.3
Inventories, net		83.4
Other assets		8.2
Deferred tax assets		4.6
Intangible assets, net		32.3
Property, plant and equipment, net		125.1
Right of use assets - Finance		6.9
Assets acquired		312.1
Accounts payable		13.1
Long-term debt, current and non-current		55.5
Deferred and other tax liabilities		16.5
Accrued and other liabilities, current and non-current		40.2
Other liabilities assumed		17.6
Liabilities assumed		142.9
Total net identifiable assets		169.2
Total consideration transferred		257.1
Goodwill on acquisition		€ 87.9